Uncategorized Items
[rr_AverageAnnualReturnCaption]	Average Annual Total Returns For the periods ended December 31, 2013
[rr_AverageAnnualReturnLabel]		FTSE EPRA/NAREIT Developed Index NR (reflects no deduction for fees, expenses or taxes)
[rr_AverageAnnualReturnSinceInception]			(0.0102)
[rr_AverageAnnualReturnYear01]			0.0367
[rr_AverageAnnualReturnYear05]			0.1524
[rr_IndexNoDeductionForFeesExpensesTaxes]		(reflects no deduction for fees, expenses, or taxes)
[rr_PerformanceTableClosingTextBlock]
Effective December 31, 2014, add the following sentence to the Performance section:
Effective December 31, 2014, the Fund’s primary benchmark changed from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA NAREIT Developed Index NR because the FTSE EPRA NAREIT Developed Index NR is net of tax and therefore more appropriate for investors in a taxable mutual fund.

[rr_PerformanceTableMarketIndexChanged]	Effective December 31, 2014, the Fund’s primary benchmark changed from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA NAREIT Developed Index NR because the FTSE EPRA NAREIT Developed Index NR is net of tax and therefore more appropriate for investors in a taxable mutual fund.
[rr_PerformanceTableTextBlock]	 ~ http://xbrl.sec.gov/rr/role/PerformanceTableData column period compact * column dei_LegalEntityAxis compact ck0000898745_S000019119Member column rr_PerformanceMeasureAxis compact ck0000898745_FTSEEPRANAREITDevelopedIndexNRIndexMember row primary compact * ~
[rr_RiskReturnHeading]	GLOBAL REAL ESTATE SECURITIES FUND